Warrant liabilities (Details 2) - ¥ / shares	1 Months Ended	12 Months Ended
	Sep. 16, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding warrants Exercised	10,912
Private Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding warrants, beginning		270,500	270,500
Weighted Average Exercise Price Per Share , beginning		¥ 11.50	¥ 11.50
Average remaining Period (Years)		2 years 8 months 15 days	3 years 8 months 15 days	4 years 8 months 15 days
Outstanding warrants Issued
Weighted Average Exercise Price Per Share Issued
Outstanding warrants Forfeited
Weighted Average Exercise Price Per Share Forfeited
Outstanding warrants Exercised
Weighted Average Exercise Price Per Share Exercised
Outstanding warrants Expired
Weighted Average Exercise Price Per Share Expired
Outstanding warrants, beginning		270,500	270,500	270,500
Weighted Average Exercise Price Per Share , beginning		¥ 2,300	¥ 11.50	¥ 11.50